Document And Entity Information	12 Months Ended
Sep. 26, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	BERRY PLASTICS GROUP INC
Entity Central Index Key	0001378992
Document Type	S-4
Document Period End Date	Sep. 26, 2015
Amendment Flag	false
Trading Symbol	bery
Current Fiscal Year End Date	--09-26
Entity Filer Category	Large Accelerated Filer